Investment Income (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Schedule of Investment Income

	United States Dollar
Figures in millions unless otherwise stated	2024	2023	2022

Dividends received	0.1	0.3	0.1
Unwinding of discount rate/net change in fair value of Asanko deferred and contingent considerations	6.8	—	—
Interest received – environmental trust funds	4.4	1.2	1.1
Interest received – cash balances	17.4	23.4	12.1
Total investment income	28.7	24.9	13.3